Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment

	Property and	Accumulated
	Equipment	Depreciation	Net Book Value
Balance, December 31, 2019	$27,060	$(4,983)	$22,077
- Additions in property and equipment	138	—	138
- Depreciation for the year	—	(511)	(511)
Balance, December 31, 2020	$27,198	$(5,494)	$21,704
- Additions in property and equipment	1,600	—	1,600
- Depreciation for the year	—	(462)	(462)
- Write-off of obsolete equipment	(529)	529	—
Balance, December 31, 2021	$28,269	$(5,427)	$22,842